Litigation (Tables)	12 Months Ended
Dec. 31, 2012
Litigation provisions
Litigation provisions
2012

CHF million

Balance at beginning of period	870

Increase in litigation accruals	774

Decrease in litigation accruals	(87)

Decrease for settlements and other cash payments	(373)

Foreign exchange translation	(27)

Balance at end of period	1,157